SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Global Dividend Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.9%
Asia - 1.5%
Australia - 1.0%
Macquarie Group, Ltd.	3,900	345,043

Singapore - 0.5%
Singapore Technologies Engineering, Ltd.	59,300	164,752

Europe - 24.7%
Finland - 0.4%
Nokia OYJ, ADR	28,300	143,198

Germany - 5.6%
adidas AG	1,385	431,213
Allianz SE, ADR	35,000	812,000
Aurelius SE & Co.	5,500	226,961
Siemens AG	4,100	439,061

		1,909,235
Ireland - 2.8%
Accenture, PLC	2,825	543,389
Ingersoll-Rand, PLC	3,275	403,513

		946,902
Netherlands - 2.0%
ING Groep NV, ADR	39,100	408,595
LyondellBasell Industries NV	3,225	288,541

		697,136
Spain - 2.7%
Iberdrola SA	60,400	627,786
Industria de Diseno Textil SA	9,800	303,356

		931,142
Switzerland - 3.2%
Chubb, Ltd.	1,750	282,520
Nestle SA	7,525	816,399

		1,098,919
United Kingdom - 8.0%
AstraZeneca, PLC, ADR	12,800	570,496
BAE Systems, PLC	51,500	360,932
Cineworld Group, PLC	119,075	333,810
Diageo, PLC, ADR	3,525	576,408
DS Smith, PLC	94,275	417,758
RELX, PLC	21,200	504,426

		2,763,830
North America - 69.7%
Bermuda - 0.3%
Everest Re Group, Ltd.	350	93,132

Canada - 1.9%
Suncor Energy, Inc.	10,275	324,484
TC Energy Corp.	6,300	326,277

		650,761

Name of Issuer	Quantity	Fair Value ($)

United States - 67.5%
3M Co.	2,225	365,790
Abbott Laboratories	8,300	694,461
Alphabet, Inc. - Class A *	450	549,513
Apple, Inc.	4,000	895,880
Applied Materials, Inc.	8,175	407,933
Arthur J Gallagher & Co.	3,775	338,127
Bank of America Corp.	16,300	475,471
Boeing Co.	600	228,282
Broadcom, Inc.	1,500	414,105
CenterPoint Energy, Inc.	5,100	153,918
Chevron Corp.	4,150	492,190
Conagra Brands, Inc.	11,200	343,616
Constellation Brands, Inc.	2,750	570,020
Corning, Inc.	7,900	225,308
Delta Air Lines, Inc.	8,250	475,200
Domtar Corp.	3,500	125,335
Dow, Inc.	3,133	149,287
Goldman Sachs Group, Inc.	1,400	290,122
Home Depot, Inc.	3,000	696,060
Honeywell International, Inc.	3,200	541,440
Intel Corp.	8,625	444,446
Johnson & Johnson	6,925	895,957
JPMorgan Chase & Co.	9,650	1,135,709
L3Harris Technologies, Inc.	1,575	328,608
Lockheed Martin Corp.	1,565	610,444
Marathon Petroleum Corp.	7,950	482,963
McDonald’s Corp.	1,525	327,433
Microsoft Corp.	14,400	2,002,032
Mondelez International, Inc.	7,100	392,772
PepsiCo, Inc.	5,775	791,752
Pfizer, Inc.	4,525	162,583
Rockwell Automation, Inc.	1,825	300,760
Scotts Miracle-Gro Co.	3,225	328,370
Sherwin-Williams Co.	800	439,896
Starbucks Corp.	10,725	948,304
T Rowe Price Group, Inc.	4,800	548,400
Thermo Fisher Scientific, Inc.	1,175	342,242
Union Pacific Corp.	4,600	745,108
United Technologies Corp.	3,375	460,755
UnitedHealth Group, Inc.	675	146,691
US Bancorp	9,475	524,346
Verizon Communications, Inc.	17,400	1,050,264
Waste Management, Inc.	5,900	678,500
WEC Energy Group, Inc.	6,775	644,302

		23,164,695

Total Common Stocks (cost: $24,373,662)		32,908,745

SEPTEMBER 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Global Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 3.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.86%	1,358,988	1,358,988

(cost: $1,358,988)
Total Investments in Securities - 99.8% (cost: $25,732,650)		34,267,733
Other Assets and Liabilities, net - 0.2%		57,119

Total Net Assets - 100.0%		$34,324,852

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	16.0%
Producer Manufacturing	12.2
Consumer Non-Durables	11.4
Technology Services	9.0
Health Technology	7.8
Electronic Technology	7.4
Consumer Services	6.2
Process Industries	5.1
Utilities	4.2
Energy Minerals	3.8
Transportation	3.5
Communications	3.1
Industrial Services	2.9
Retail Trade	2.0
Consumer Durables	0.9
Health Services	0.4
Short-Term Securities	3.9

99.8
Other Assets and Liabilities, net	0.2

100.0%

A summary of the levels for the Fund’s investments as of September 30, 2019 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	345,043	—	—	345,043
Bermuda	93,132	—	—	93,132
Canada	650,761	—	—	650,761
Finland	143,198	—	—	143,198
Germany	1,909,235	—	—	1,909,235
Ireland	946,902	—	—	946,902
Netherlands	697,136	—	—	697,136
Singapore	164,752	—	—	164,752
Spain	931,142	—	—	931,142
Switzerland	1,098,919	—	—	1,098,919
United Kingdom	2,763,830	—	—	2,763,830
United States	23,164,695	—	—	23,164,695
Short-Term Securities	1,358,988	—	—	1,358,988

Total:	34,267,733	—	—	34,267,733

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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